UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:    Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2, 0.91%, 10/08/15	$327	$327,558
CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.09%, 1/15/15 (a)	13	13,044
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.19%, 10/25/37 (a)(b)	2,497	1,119,839
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (b)	621	541,685
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 0.64%, 11/25/34 (b)	36	35,748
Series 2006-13, Class 3AV2, 0.34%, 1/25/37 (b)	161	139,666
Series 2007-7, Class 2A2, 0.35%, 10/25/47 (b)	800	780,288
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,995	2,016,021
DT Auto Owner Trust:
Series 2012-1A, Class A, 1.05%, 1/15/15 (a)	22	21,508
Series 2012-2A, Class A, 0.91%, 11/16/15 (a)	566	565,943
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.33%, 9/25/36 (b)	446	376,694
Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.34%, 1/25/37 (b)	1,956	895,582
GSAA Trust, Series 2006-5, Class 2A2, 0.37%, 3/25/36 (b)	793	442,972
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)	3,000	3,002,700
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)	1,720	1,727,052
Series 2012-T2, Class B1, 1.74%, 10/15/43 (a)	1,142	1,141,657
Series 2013-T1, Class A1, 0.90%, 1/15/44 (a)	3,143	3,141,114
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)	607	602,326
Series 2013-T2, Class A2, 1.15%, 5/16/44 (a)	1,852	1,838,666
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)	2,292	1,392,421
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)	2,896	1,757,647
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.43%, 5/25/37 (b)	632	370,586
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 0.43%, 6/25/36 (b)	1,500	800,283
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2, 1.25%, 4/15/15	611	611,408

Asset-Backed Securities	Par (000)	Value
Scholar Funding Trust, Series 2011-A, Class A, 1.16%, 10/28/43 (a)(b)	$1,065	$1,049,510
Securitized Asset Backed Receivables LLC Trust, Series 2006-CB5, Class A4, 0.44%, 6/25/36 (b)	5,110	3,231,508
SLM Private Education Loan Trust:
Series 2010-C, Class A1, 1.84%, 12/15/17 (a)(b)	103	103,125
Series 2012-B, Class A1, 1.29%, 12/15/21 (a)(b)	427	428,533
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)	637	640,130
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.49%, 11/25/35 (b)	272	267,420
World Financial Network Credit Card Master Trust:
Series 2012-D, Class B, 3.34%, 4/17/23	700	667,526
Series 2013-B, Class A, 0.91%, 3/16/20	931	925,907
Total Asset-Backed Securities — 14.7%		30,976,067

Corporate Bonds
Diversified Financial Services — 2.4%
Novus USA Trust 2013-1, 1.57%,
2/28/14 (a)(b)	5,000	4,992,500

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.8%
Adjustable Rate Mortgage Trust, Series 2007-1,
Class 3A21, 5.24%, 3/25/37 (b)	87	85,584
Banc of America Funding Trust:
Series 2006-A, Class 3A2, 2.85%,
2/20/36 (b)	117	91,421
Series 2007-4, Class TAP1, 0.48%,
5/25/37 (b)	911	617,180
Banc of America Mortgage Trust:
Series 2003-3, Class 2A1, 0.74%,
5/25/18 (b)	31	30,227
Series 2005-G, Class 2A4, 2.99%,
8/25/35 (b)	1,582	1,426,735
Series 2005-I, Class 2A5, 3.12%,
10/25/35 (b)	789	718,588
BCAP LLC Trust, Series 2009-RR13, Class 21A1,
4.94%, 1/26/37 (a)(b)	240	244,488
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%,
9/25/35	476	462,136
Series 2006-HYB2, Class 3A1, 2.81%,
4/20/36 (b)	360	275,524
Series 2007-HY5, Class 3A1, 5.41%,
9/25/37 (b)	698	612,719

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts AUD Australian Dollar EUR Euro HKD Hong Kong Dollar	LIBOR London Interbank Offered Rate SGD Singapore Dollar TBA To-be-announced USD US Dollar

MANAGED ACCOUNT SERIES	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.54%, 10/25/35 (a)(b)	$48	$47,150
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%,
7/25/19	456	474,767
Series 2005-3CB, Class 1A4, 5.25%,
3/25/35	100	95,169
Series 2005-47CB, Class A2, 0.69%,
10/25/35 (b)	186	113,938
Series 2006-19CB, Class A15, 6.00%,
8/25/36	497	404,689
Series 2006-41CB, Class 1A3, 6.00%,
1/25/37	247	189,899
Series 2006-45T1, Class 2A2, 6.00%,
2/25/37	845	684,402
Series 2006-45T1, Class 2A5, 6.00%,
2/25/37	1,897	1,536,491
Series 2006-8T1, Class 1A4, 6.00%,
4/25/36	433	353,378
Series 2007-19, Class 1A4, 6.00%,
8/25/37	2,366	1,806,003
Series 2007-2CB, Class 1A15, 5.75%,
3/25/37	454	351,389
Series 2007-HY4, Class 4A1, 4.89%,
6/25/47 (b)	180	142,809
Series 2007-HY7C, Class A1, 0.33%,
8/25/37 (b)	3,290	2,333,033
Series 2008-2R, Class 2A1, 6.00%,
8/25/37	362	286,089
Series 2008-2R, Class 3A1, 6.00%,
8/25/37	429	326,703
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21	422	392,689
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 2.71%, 8/19/36 (b)	1,606	1,179,042
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class 3A1, 5.24%,
3/25/37 (b)	426	375,802
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 0.39%,
10/25/36 (b)	2,857	2,328,991
Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 5A, 0.46%,
1/26/37 (a)(b)	83	82,486
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 0.51%,
10/25/35 (b)	220	183,504
Wells Fargo Mortgage Backed Securities:
Series 2007-10, Class 1A21, 6.00%,
7/25/37	169	157,677
Series 2007-8, Class 2A2, 6.00%,
7/25/37	185	177,721

		18,588,423
Commercial Mortgage-Backed Securities — 5.5%
Banc of America Large Loan Trust,
Series 2010-HLTN, Class HLTN, 2.49%,
11/15/15 (a)(b)	2,533	2,545,223
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4, 5.44%,
4/15/40 (b)	330	336,661

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
DBRR Trust, Series 2012-EZ1, Class A, 0.95%,
9/25/45 (a)	$1,170	$1,171,858
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class A4, 4.98%,
5/10/43 (b)	900	950,270
GS Mortgage Securities Trust,
Series 2007-GG10, Class A4, 5.80%,
8/10/45 (b)	4,000	4,453,788
SMA Issuer I LLC, Series 2012-LV1, Class A,
3.50%, 8/20/25 (a)	199	199,536
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4, 5.24%,
10/15/44 (b)	1,806	1,936,525

		11,593,861
Interest Only Commercial Mortgage-Backed Securities — 1.4%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.94%,
12/10/45 (b)	5,660	627,692
Series 2013-CR7, Class XA, 1.63%,
3/10/46 (b)	4,055	382,197
JP Morgan Chase Commercial Mortgage
Series Trust, Series 2013-LC11, Class XA,
1.59%, 4/15/46 (b)	4,695	473,188
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, 1.84%,
12/15/45 (a)(b)	11,798	1,325,541

		2,808,618
Total Non-Agency Mortgage-Backed Securities — 15.7%		32,990,902

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2003-9, Class EA, 4.50%,
10/25/17	88	88,987
Freddie Mac, Series 2411, Class FJ, 0.54%,
12/15/29 (b)	13	13,459
Ginnie Mae, Series 2009-122, Class PY, 6.00%,
12/20/39	536	598,842

		701,288
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-14, Class IA, 4.50%,
3/25/43	834	89,826
Series 2013-20, Class IE, 4.00%,
3/25/43	757	150,140
Series 2013-52, Class EI, 4.00%,
12/01/42	485	49,991
Freddie Mac, Series 4035, Class IP, 4.50%,
10/15/41	821	119,767
Ginnie Mae, Series 2013-87, Class AS, 6.01%,
6/20/43 (b)	583	94,205

		503,929
Interest Only Commercial Mortgage-Backed Securities — 2.9%
Fannie Mae, Series 2012-M9, Class X1, 4.07%,
12/25/17 (b)	10,977	1,596,779

2	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Freddie Mac:
Series K020, Class X1, 1.48%,
5/25/22 (b)	$2,734	$269,105
Series K021, Class X1, 1.51%,
6/25/22 (b)	3,737	383,234
Series K023, Class X1, 1.31%,
8/25/22 (b)	14,920	1,353,648
Series K024, Class X1, 0.90%,
9/25/22 (b)	2,874	179,982
Series K025, Class X1, 0.90%,
10/25/22 (b)	2,197	140,523
Series K027, Class X1, 0.84%,
1/25/23 (b)	3,230	194,590
Series K028, Class X1, 0.38%,
2/25/23 (b)	17,393	471,340
Series K029, Class X1, 0.21%,
2/25/22 (b)	79,920	609,788
Series K711, Class X1, 1.71%,
7/25/19 (b)	8,237	688,987
Series K712, Class X1, 1.39%,
11/25/19 (b)	3,695	258,305

		6,146,281
Mortgage-Backed Securities — 227.8%
Fannie Mae Mortgage-Backed Securities:
2.00%, 8/01/28 (d)	8,800	8,537,375
2.50%, 8/01/28 (d)	38,200	38,158,565
3.00%, 8/01/28-8/01/43 (d)	86,436	85,019,073
3.50%, 11/01/25-8/01/43 (d)	61,674	62,784,958
4.00%, 8/01/28-8/01/43 (d)	46,915	48,911,689
4.50%, 7/01/24-8/01/43 (d)	50,503	53,510,645
5.00%, 1/01/23-8/01/43 (d)	13,337	14,371,966
5.50%, 12/01/15-8/01/43 (d)	6,910	7,544,850
6.00%, 12/01/32-8/01/43 (d)	3,812	4,187,227
6.50%, 9/01/36-8/01/43 (d)	3,013	3,340,261
Freddie Mac Mortgage-Backed Securities:
3.00%, 8/01/28-8/01/43 (d)	21,741	21,128,656
3.50%, 7/01/26-8/01/43 (d)	16,196	16,363,009
4.00%, 4/01/24-8/01/43 (d)	4,492	4,697,143
4.50%, 1/01/19-8/01/43 (d)	8,796	9,284,375
5.00%, 11/01/24-9/01/39	7,745	8,291,881
5.50%, 1/01/32-8/01/43 (d)	3,819	4,128,517
6.00%, 6/01/27-11/01/39	1,176	1,285,721
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/15/43 (d)	8,700	8,511,984
3.50%, 9/15/42-8/15/43 (d)	13,305	13,541,078
4.00%, 10/20/40-8/15/43 (d)	23,924	25,000,133
4.50%, 5/15/40-8/15/43 (d)	19,283	20,549,733
5.00%, 12/15/34-8/15/43 (d)	8,393	9,116,491
5.50%, 7/15/38-12/20/41	3,801	4,150,055
6.50%, 10/15/38-2/20/41	6,136	6,958,261

		479,373,646
Total U.S. Government Sponsored Agency Securities — 231.3%		486,725,144

U.S. Treasury Obligations — 0.5%	Par (000)	Value
U.S. Treasury Notes, 0.63%, 9/30/17 (e)	$1,025	$1,004,580
Total Long-Term Investments
(Cost — $556,176,989) — 264.6%		556,689,193

Options Purchased
(Cost — $414,198) — 0.2%		428,648
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $556,591,187*) — 264.8%		557,117,841

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities:
2.00%, 8/01/28	13,100	(12,709,046)
2.50%, 8/01/28	27,200	(27,149,876)
3.00%, 8/01/28-8/01/43	63,200	(62,270,756)
3.50%, 8/01/28-8/01/43	46,900	(47,762,360)
4.00%, 8/01/28-8/01/43	18,800	(19,574,720)
4.50%, 8/01/43	32,900	(34,858,576)
5.00%, 8/01/43	4,000	(4,310,000)
5.50%, 8/01/43	1,600	(1,742,500)
6.00%, 8/01/43	200	(218,766)
Freddie Mac Mortgage-Backed Securities:
3.00%, 8/01/28-8/01/43	7,300	(7,088,281)
4.50%, 8/01/28-8/01/43	1,700	(1,793,344)
5.00%, 8/01/43	3,800	(4,073,274)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 8/15/43	3,700	(3,765,562)
4.00%, 8/15/43	10,800	(11,270,813)
4.50%, 8/15/43	5,900	(6,284,422)
5.00%, 8/15/43	700	(755,316)
5.50%, 8/15/43	600	(653,625)
6.50%, 8/15/43	1,300	(1,456,406)
Total TBA Sale Commitments
(Proceeds — $247,547,372) — (117.7)%		(247,737,643)

Options Written
(Premiums Received — $ 694,834) — (0.4)%		(788,548)
Total Investments Net of TBA Sale Commitments and Options Written — 146.7%		308,591,650
Liabilities in Excess of Other Assets — (46.7)%		(98,179,677)

Net Assets — 100.0%		$210,411,973

MANAGED ACCOUNT SERIES	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$556,608,573

Gross unrealized appreciation	$4,991,912
Gross unrealized depreciation	(4,482,644)

Net unrealized appreciation	$509,268

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of July 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$1,323,434	$7,471
Credit Suisse Securities (USA) LLC	$4,219,219	$43,914
Deutsche Bank Securities, Inc.	$30,876,222	$50,246
Goldman Sachs & Co.	$30,240,987	$251,124
J.P. Morgan Securities LLC	$25,580,203	$183,227
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$25,231,544	$119,094
Morgan Stanley & Co. LLC	$1,856,966	$(2,277)

(e)	All, or a portion of securities have been pledged as collateral in connection with open reverse repurchase agreements.

•	Reverse repurchase agreements outstanding as of July 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.05%	6/25/13	Open	$999,375	$999,426

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of July 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
245	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	$53,976,562	$3,445
56	Ultra Treasury Bonds	Chicago Board of Trade	September 2013	$8,078,000	(395,603)
(166)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	$(20,146,953)	105,245
(140)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	$(17,701,250)	39,103
(2)	Euro Dollar Futures	Chicago Mercantile	June 2014	$(497,850)	109
(2)	Euro Dollar Futures	Chicago Mercantile	September 2014	$(497,475)	196
(2)	Euro Dollar Futures	Chicago Mercantile	December 2014	$(497,025)	261
(1)	Euro Dollar Futures	Chicago Mercantile	March 2015	$(248,200)	(190)
(2)	Euro Dollar Futures	Chicago Mercantile	June 2015	$(495,550)	746
(2)	Euro Dollar Futures	Chicago Mercantile	September 2015	$(494,475)	(829)
(1)	Euro Dollar Futures	Chicago Mercantile	December 2015	$(246,613)	173
(1)	Euro Dollar Futures	Chicago Mercantile	March 2016	$(245,913)	411
Total					$(246,933)

4	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	Exchange-traded options purchased as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	98.88	9/13/13	79	$26,169

•	Over-the-counter interest rate swaptions purchased as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.25%	Receive	3-month LIBOR	10/23/13	$2,000	$1,246
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	8/23/13	$5,300	37,844
5-Year Interest Rate Swap	Bank of America N.A.	Put	1.25%	Pay	3-month LIBOR	10/23/13	$2,000	45,660
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	7/17/14	$15,000	126,748
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	$3,900	190,981
Total								$402,479

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	99.13	9/13/13	158	$(11,850)

•	Over-the-counter interest rate swaptions written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	5.07%	Pay	3-month LIBOR	2/10/14	$1,200	$(221,522)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.00%	Pay	3-month LIBOR	7/11/14	$2,550	(1,251)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.15%	Pay	3-month LIBOR	8/26/14	$5,300	(5,471)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.15%	Pay	3-month LIBOR	9/11/14	$4,300	(4,495)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.07%	Receive	3-month LIBOR	2/10/14	$1,200	(1,020)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	$2,550	(54,780)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-month LIBOR	7/17/14	$15,000	(78,369)
3-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	7/17/14	$15,000	(50,661)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.15%	Receive	3-month LIBOR	8/26/14	$5,300	(111,994)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.15%	Receive	3-month LIBOR	9/11/14	$4,300	(96,236)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	$7,800	(150,899)
Total								$(776,698)

•	Credit default swaps – buy protection outstanding as of July 31, 2013 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
ABX.HE.AAA Series 06-2	0.11%	Bank of America N.A.	5/25/46	USD	1,844	$(15,501)

MANAGED ACCOUNT SERIES	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	Credit default swaps – sold protection outstanding as of July 31, 2013 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	B+	USD	3,000	$(8,699)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of July 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.36%[1]	3-month LIBOR	Deutsche Bank AG	5/10/15	USD	36,200	$41,873
0.46%[2]	3-month LIBOR	Chicago Mercantile	6/11/15	USD	100	29
0.50%[2]	3-month LIBOR	Chicago Mercantile	6/12/15	USD	36,200	34,852
0.48%[1]	3-month LIBOR	Chicago Mercantile	8/01/15	USD	60,600	(3,466)
0.88%[2]	3-month LIBOR	Deutsche Bank AG	8/28/17	USD	1,500	(14,280)
1.50%[1]	3-month LIBOR	Bank of America N.A.	7/15/18	USD	5,050	(27,041)
3.84%[2]	3-month LIBOR	Credit Suisse International	5/09/22	USD	1,200	91,858
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	100	3,669
3.09%[1]	3-month LIBOR	Bank of America N.A.	5/20/43	USD	7,600	722,000
Total						$849,494

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	Total return swaps outstanding as of July 31, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	USD	613	$2,366
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/42	USD	124	446
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/42	USD	311	1,236
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/42	USD	622	23,847
Total						$27,895

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$30,976,067	—	$30,976,067
Corporate Bonds	—	—	$4,992,500	4,992,500
Non-Agency Mortgage-Backed Securities	—	32,990,902	—	32,990,902
U.S. Government Sponsored Agency Securities	—	485,549,811	1,175,333	486,725,144
U.S. Treasury Obligations	—	1,004,580	—	1,004,580
Options Purchased:
Interest Rate Contracts	$26,169	402,479	—	428,648
Liabilities:
Investments:
TBA Sale Commitments	—	(247,737,643)	—	(247,737,643)
Total	$26,169	$303,186,196	$6,167,833	$309,380,198

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$149,689	$922,176	—	$1,071,865
Liabilities:
Credit contracts	—	(24,200)	—	(24,200)
Interest rate contracts	(408,472)	(821,485)	—	(1,229,957)
Total	$(258,783)	$76,491	—	$(182,292)

[1]     Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$17,166,527	—	—	$17,166,527
Cash pledged for financial futures contracts	355,000	—	—	355,000
Cash pledged as collateral for swaps	745,000	—	—	745,000
Liabilities:
Reverse repurchase agreements	—	$(999,426)	—	(999,426)
Cash received as collateral for swaps	—	(1,200,000)	—	(1,200,000)
Total	$18,266,527	$(2,199,426)	—	$16,067,101

MANAGED ACCOUNT SERIES	JULY 31, 2013	7

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	U.S. Government Sponsored Agency Securities	Total
Opening balance, as of April 30, 2013	$6,500,000	$93,844	$6,593,844
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	(6)	—	(6)
Net realized gain (loss)	(227)	11,959	11,732
Net change in unrealized appreciation/depreciation[2]	(7,267)	(11,408)	(18,675)
Purchases	—	1,291,594	1,291,594
Sales	(1,500,000)	(210,656)	(1,710,656)
Closing balance, as of July 31, 2013	$4,992,500	$1,175,333	$6,167,833

[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $(20,882).

8	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.3%
Arcos Dorados Holdings, Inc., Class A	36,800	$443,808
Australia — 1.4%
Atlas Iron Ltd.	352,000	257,741
Bank of Queensland Ltd.	73,700	630,104
Mirvac Group	502,900	740,934
Orocobre Ltd. (a)	253,073	402,666
Pancontinental Oil & Gas NL (a)	1,943,100	111,780

		2,143,225
Belgium — 1.1%
Ageas	20,300	813,125
Befimmo SCA Sicafi	11,680	799,358
Mobistar SA	727	10,397

		1,622,880
Brazil — 0.2%
Santos Brasil Participacoes SA	29,200	327,026
Canada — 4.4%
Africa Oil Corp. (a)(b)	392,000	2,984,558
Agnico-Eagle Mines Ltd.	6,700	190,347
Cathedral Energy Services Ltd.	102,325	475,212
Detour Gold Corp. (a)(b)	47,300	469,730
Diagnocure, Inc. (a)	773,826	188,352
Dollarama, Inc.	8,600	620,697
Halogen Software, Inc. (a)	35,400	516,990
Lundin Mining Corp. (a)(b)	140,200	552,828
Painted Pony Petroleum Ltd. (a)	60,387	438,013
Trevali Mining Corp. (a)	115,303	71,847
Trevali Mining Corp.	506,000	299,531

		6,808,105
China — 0.7%
51job, Inc. — ADR (a)(b)	4,500	299,250
Daphne International Holdings Ltd. (b)	747,600	532,662
Ming Fai International Holdings Ltd.	1,221,200	133,767
Parkson Retail Group Ltd. (b)	348,500	138,364

		1,104,043
Denmark — 2.6%
ALK-Abello A/S	4,200	346,237
Pandora A/S	26,600	1,061,769
Vestas Wind Systems A/S (a)(b)	128,423	2,577,882

		3,985,888
Finland — 0.3%
Ramirent Oyj	50,050	468,164
France — 1.9%
Eurofins Scientific	3,800	832,413
GameLoft SE (a)(b)	121,700	985,995
Saft Groupe SA	42,700	1,054,832

		2,873,240
Germany — 3.9%
Aareal Bank AG (a)	31,655	874,792
Celesio AG	62,489	1,412,160
GEA Group AG	12,350	510,401
Gerresheimer AG	12,600	733,848
Rheinmetall AG	15,350	710,168

Common Stocks	Shares	Value
Germany (concluded)
Symrise AG	18,700	$807,596
Wacker Chemie AG (b)	9,900	965,761

		6,014,726
Hong Kong — 1.0%
Chow Sang Sang Holdings International Ltd. (b)	253,000	586,511
Clear Media Ltd.	423,000	313,612
Shimao Property Holdings Ltd.	341,500	717,596

		1,617,719
India — 1.1%
Container Corp. of India	18,300	298,961
DEN Networks Ltd. (a)	187,994	522,661
Sintex Industries Ltd. (a)	280,100	120,854
Zee Entertainment Enterprises Ltd.	194,600	791,222

		1,733,698
Indonesia — 0.4%
Tower Bersama Infrastructure Tbk PT (a)	1,247,000	691,212
Ireland — 2.0%
Mallinckrodt PLC (a)	36,807	1,689,073
Ryanair Holdings PLC — ADR	27,300	1,406,496

		3,095,569
Isle of Man — 0.1%
Bahamas Petroleum Co. PLC (a)	2,454,420	141,885
Israel — 0.8%
SodaStream International Ltd. (a)	18,400	1,197,472
Italy — 1.1%
Mediolanum SpA	187,700	1,430,436
Salvatore Ferragamo Italia SpA	9,500	325,635

		1,756,071
Japan — 2.6%
Asics Corp.	35,850	602,216
Bit-isle, Inc. (b)	30,500	273,868
Credit Saison Co. Ltd.	30,700	687,235
Don Quijote Co. Ltd.	15,700	821,164
Hisaka Works Ltd.	34,400	291,435
NGK Insulators Ltd.	40,000	533,006
Rohm Co. Ltd.	20,300	782,597

		3,991,521
Malaysia — 0.3%
AirAsia BHD	467,150	454,373
Monaco — 0.3%
Scorpio Tankers, Inc.	50,500	502,475
Netherlands — 0.8%
BinckBank NV	59,937	531,116
Koninklijke Boskalis Westminster NV	20,001	752,734

		1,283,850
Norway — 2.0%
DNO International ASA (a)	220,300	476,383
Dorian LPG Ltd. (a)	137,277	372,731
Electromagnetic GeoServices AS (a)(b)	315,211	495,394
Hoegh LNG Holdings Ltd. (a)	99,600	753,828

MANAGED ACCOUNT SERIES	JULY 31, 2013	9

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway (concluded)
Storebrand ASA (a)	170,400	$979,679

		3,078,015
Singapore — 0.8%
Avago Technologies Ltd.	25,300	928,004
Olam International Ltd. (b)	251,000	334,790

		1,262,794
South Korea — 0.4%
Kangwon Land, Inc.	26,228	667,598
Spain — 0.7%
Bankinter SA	64,880	295,846
Laboratorios Farmaceuticos Rovi SA	76,099	759,289

		1,055,135
Switzerland — 3.7%
Addex Therapeutics Ltd. (a)	9,647	28,979
Aryzta AG	23,800	1,469,739
Basilea Pharmaceutica AG	6,600	530,920
OC Oerlikon Corp. AG (a)	41,000	538,981
Straumann Holding AG (b)	6,900	1,038,032
Sulzer AG	6,400	956,496
Swiss Life Holding AG	6,200	1,112,594

		5,675,741
Thailand — 0.2%
Mermaid Maritime PCL	919,460	234,668
United Arab Emirates — 0.8%
Polarcus Ltd. (a)(b)	1,413,600	1,178,441
United Kingdom — 7.1%
APR Energy PLC (b)	52,730	842,268
Babcock International Group PLC	65,000	1,163,230
BowLeven PLC (a)	593,500	569,446
Crest Nicholson Holdings PLC (a)	176,000	893,745
easyJet PLC	60,712	1,304,821
Essentra PLC	27,900	329,154
Inchcape PLC	80,860	701,550
Intertek Group PLC	15,600	718,215
Invensys PLC	51,180	387,742
London Stock Exchange Group PLC	39,000	930,644
Manchester United PLC, Class A (a)	21,338	353,784
Michael Page International PLC	104,600	711,921
Ophir Energy PLC (a)	135,781	778,103
Rexam PLC	132,731	992,860
Sirius Minerals PLC (a)(b)	1,092,000	280,672

		10,958,155
United States — 55.3%
Abercrombie & Fitch Co., Class A	14,949	745,507
Aeropostale, Inc. (a)(b)	36,717	555,528
Albemarle Corp.	18,200	1,128,582
ALLETE, Inc.	19,400	1,040,228
Alpha Natural Resources, Inc. (a)	38,500	209,440
American Superconductor Corp. (a)	41,700	104,667
Apollo Group, Inc., Class A (a)	31,217	568,774
ARRIS Group, Inc. (a)	54,800	824,192
Axiall Corp.	23,143	1,020,143
Bankrate, Inc. (a)	55,128	988,445
BBCN Bancorp, Inc.	57,400	838,614
Bill Barrett Corp. (a)	28,800	645,696

Common Stocks	Shares	Value
United States (continued)
BioMed Realty Trust, Inc.	38,800	$801,608
Bravo Brio Restaurant Group, Inc. (a)	36,500	596,410
Cadence Design Systems, Inc. (a)(b)	31,950	465,831
Celanese Corp., Class A	18,600	893,916
The Children’s Place Retail Stores, Inc. (a)	16,200	875,448
Constant Contact, Inc. (a)	85,374	1,638,327
Covanta Holding Corp.	35,350	735,634
DDR Corp.	54,300	927,444
Deckers Outdoor Corp. (a)	13,100	718,273
Dendreon Corp. (a)(b)	169,357	777,349
Discover Financial Services	17,500	866,425
Drew Industries, Inc.	10,877	444,108
DSP Group, Inc. (a)	81,700	608,665
E*Trade Financial Corp. (a)	30,000	447,000
Edwards Lifesciences Corp. (a)	23,305	1,663,511
Electronic Arts, Inc. (a)	38,500	1,005,620
Elizabeth Arden, Inc. (a)	9,200	377,752
Endo Health Solutions, Inc. (a)	22,599	869,158
Express, Inc. (a)	32,100	723,855
F5 Networks, Inc. (a)	15,000	1,316,400
Flowers Foods, Inc.	32,850	754,236
Foot Locker, Inc.	22,800	823,764
Forest City Enterprises, Inc., Class A (a)	47,031	823,983
Francesca’s Holdings Corp. (a)	6,200	154,132
The Fresh Market, Inc. (a)	7,996	422,029
Gogo, Inc. (a)	59,400	714,582
Guess?, Inc.	7,150	240,812
Hanesbrands, Inc.	7,152	453,866
Helix Energy Solutions Group, Inc. (a)	16,700	423,679
Hospira, Inc. (a)	44,788	1,822,872
IDEX Corp.	20,700	1,234,755
Informatica Corp. (a)	17,900	683,243
Insys Therapeutics, Inc. (a)	63,577	1,085,895
j2 Global, Inc.	25,400	1,162,558
Kennametal, Inc.	12,000	520,080
The KEYW Holding Corp. (a)(b)	42,053	539,540
Kindred Healthcare, Inc. (a)	85,143	1,307,797
Kraton Performance Polymers, Inc. (a)	18,700	379,610
Leap Wireless International, Inc. (a)	3,712	61,916
LKQ Corp. (a)	25,900	675,213
MannKind Corp. (a)(b)	84,491	652,271
Manpower, Inc.	9,400	628,578
Merit Medical Systems, Inc. (a)(b)	120,999	1,589,927
Mistras Group, Inc. (a)(b)	19,600	329,476
Monotype Imaging Holdings, Inc.	25,900	635,327
Myriad Genetics, Inc. (a)	55,188	1,637,428
Noodles & Co. (a)	2,100	91,077
Nordson Corp.	15,300	1,104,048
NorthWestern Corp.	16,800	708,960
Nuance Communications, Inc. (a)	14,048	263,540
NuVasive, Inc. (a)	34,291	782,521
Oasis Petroleum, Inc. (a)	27,600	1,160,304
OfficeMax, Inc.	51,590	587,610
Omnicare, Inc.	25,582	1,350,474
OSI Systems, Inc. (a)	16,200	1,140,318
Pennsylvania Real Estate Investment Trust	55,379	1,146,345
Pinnacle Financial Partners, Inc. (a)(b)	54,300	1,546,464
Pinnacle Foods, Inc.	18,300	466,101
PMC — Sierra, Inc. (a)	147,000	970,935
PNM Resources, Inc.	39,900	936,852

10	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
PrivateBancorp, Inc.	67,900	$1,601,761
Procera Networks, Inc. (a)(b)	40,100	598,292
Proofpoint, Inc. (a)	49,100	1,321,281
PVH Corp.	6,600	869,814
Regis Corp.	31,646	549,691
Riverbed Technology, Inc. (a)	10,100	157,964
Rock Tenn Co., Class A	5,400	617,490
Rouse Properties, Inc.	46,421	944,667
SciQuest, Inc. (a)	25,854	637,560
Shutterfly, Inc. (a)	9,500	509,105
Silver Bay Realty Trust Corp.	86,243	1,387,650
SM Energy Co.	12,100	831,633
Spirit AeroSystems Holdings, Inc., Class A (a)	30,000	760,800
Steel Dynamics, Inc.	54,100	841,796
Support.com, Inc. (a)	148,062	747,713
Synovus Financial Corp.	132,500	441,225
Tableau Software, Inc., Class A (a)	5,200	288,080
Taylor Morrison Home Corp., Class A (a)	14,700	356,181
TECO Energy, Inc.	29,100	514,197
Teleflex, Inc.	19,949	1,584,549
TIBCO Software, Inc. (a)	60,900	1,518,846
Timken Co.	23,800	1,390,396
Tribune Co. (a)	18,274	1,154,917
Trimble Navigation Ltd. (a)	31,300	893,302
Umpqua Holdings Corp.	48,400	815,056
Urban Outfitters, Inc. (a)	21,900	932,064
Vera Bradley, Inc. (a)(b)	45,000	1,090,800
WebMD Health Corp. (a)	12,900	425,829
Webster Financial Corp.	34,000	926,160
Western Alliance Bancorp (a)	39,221	695,388
Whiting Petroleum Corp. (a)	11,200	576,464

Common Stocks	Shares	Value
United States (concluded)
Wolverine World Wide, Inc.	9,800	$563,598
Wright Medical Group, Inc. (a)	51,658	1,416,462

		85,396,399
Total Long-Term Investments
(Cost — $115,230,448) — 98.3%		151,763,896

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 11.6%
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	USD	17,891	17,890,907

	Par (000)
Time Deposits
Europe — 0.0%
Brown Brothers Harriman & Co., 0.01%, 8/01/13	EUR	7	9,792
United States — 2.4%
Wells Fargo Securities LLC, 0.12%, 8/01/13	USD	3,632	3,632,101
Time Deposits — 2.4%			3,641,893
Total Short-Term Securities
(Cost — $21,532,800) — 14.0%			21,532,800
Total Investments (Cost — $136,763,248*) — 112.3%			173,296,696
Liabilities in Excess of Other Assets — (12.3)%			(18,935,897)

Net Assets — 100.0%			$154,360,799

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$141,201,415

Gross unrealized appreciation	$36,872,417
Gross unrealized depreciation	(4,777,136)

Net unrealized appreciation	$32,095,281

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2013	Net Activity	Beneficial Interest Held at July 31, 2013	Income
BlackRock Liquidity Series, LLC Money Market Series	$6,520,495	$11,370,412	$17,890,907	$62,265

MANAGED ACCOUNT SERIES	JULY 31, 2013	11

Schedule of Investments (continued)	Global SmallCap Portfolio

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	121,000	USD	15,602	BNP Paribas S.A.	8/01/13	—
USD	13,284	EUR	10,000	UBS AG	8/01/13	$(20)
USD	2,362	SGD	3,000	JPMorgan Chase Bank N.A.	8/01/13	2
AUD	75,235	USD	68,208	Barclays Bank PLC	8/02/13	(583)
USD	53,072	EUR	40,000	UBS AG	8/02/13	(142)
USD	786	SGD	1,000	Citibank N.A.	8/02/13	(1)
Total						$(744)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

12	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments (continued)	Global SmallCap Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$443,808	—	—	$443,808
Australia	—	$2,143,225	—	2,143,225
Belgium	10,397	1,612,483	—	1,622,880
Brazil	327,026	—	—	327,026
Canada	6,508,574	—	$299,531	6,808,105
China	299,250	804,793	—	1,104,043
Denmark	346,237	3,639,651	—	3,985,888
Finland	—	468,164	—	468,164
France	985,995	1,887,245	—	2,873,240
Germany	—	6,014,726	—	6,014,726
Hong Kong	—	1,617,719	—	1,617,719
India	298,961	1,434,737	—	1,733,698
Indonesia	—	691,212	—	691,212
Ireland	3,095,569	—	—	3,095,569
Isle of Man	141,885	—	—	141,885
Israel	1,197,472	—	—	1,197,472
Italy	—	1,756,071	—	1,756,071
Japan	—	3,991,521	—	3,991,521
Malaysia	—	454,373	—	454,373
Monaco	502,475	—	—	502,475
Netherlands	—	1,283,850	—	1,283,850
Norway	1,602,942	1,475,073	—	3,078,015
Singapore	928,004	334,790	—	1,262,794
South Korea	—	667,598	—	667,598
Spain	1,055,135	—	—	1,055,135
Switzerland	28,979	5,646,762	—	5,675,741
Thailand	—	234,668	—	234,668
United Arab Emirates	—	1,178,441	—	1,178,441
United Kingdom	2,089,797	8,868,358	—	10,958,155
United States	85,396,399	—	—	85,396,399
Short-Term Securities:
Money Market Funds	—	17,890,907	—	17,890,907
Time Deposits	—	3,641,893	—	3,641,893
Total	$105,258,905	$67,738,260	$299,531	$173,296,696

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$2	—	—	$2
Liabilities:
Foreign currency exchange contracts	(746)	—	—	(746)
Total	$(744)	—	—	$(744)

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES	JULY 31, 2013	13

Schedule of Investments (concluded)	Global SmallCap Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$168,481	—	—	$168,481
Liabilities:
Collateral on securities loaned at value	—	$(17,890,907)	—	(17,890,907)
Total	$168,481	$(17,890,907)	—	$(17,722,426)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of April 30, 2013, securities with a value of $1,856,611 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of July 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period April 30, 2013 to July 31, 2013.

14	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments July 31, 2013 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.4%
Spirit AeroSystems Holdings, Inc., Class A	23,300	$590,888
Air Freight & Logistics — 0.3%
UTi Worldwide, Inc.	29,300	483,450
Airlines — 0.8%
Delta Air Lines, Inc.	58,200	1,235,586
Auto Components — 0.6%
Lear Corp. (a)	13,000	900,510
Automobiles — 0.4%
Thor Industries, Inc.	10,506	567,849
Biotechnology — 1.4%
Myriad Genetics, Inc.	74,325	2,205,223
Capital Markets — 0.7%
Federated Investors, Inc., Class B (a)	36,200	1,050,886
Chemicals — 2.3%
Albemarle Corp.	21,000	1,302,210
Axiall Corp. (a)	22,786	1,004,407
Huntsman Corp. (a)	21,700	391,034
Rockwood Holdings, Inc. (a)	12,500	846,625

		3,544,276
Commercial Banks — 8.1%
Associated Banc-Corp. (a)	95,000	1,609,300
Bank of Hawaii Corp. (a)	17,200	957,008
First Niagara Financial Group, Inc. (a)	167,800	1,793,782
FirstMerit Corp. (a)	79,900	1,791,358
Fulton Financial Corp.	70,100	882,559
Hancock Holding Co. (a)	23,800	779,688
Huntington Bancshares, Inc.	103,700	886,635
TCF Financial Corp.	92,200	1,405,128
Webster Financial Corp.	51,700	1,408,308
Zions Bancorporation	42,200	1,250,808

		12,764,574
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. (b)	129,500	855,995
Pitney Bowes, Inc.	75,451	1,245,696

		2,101,691
Computers & Peripherals — 2.0%
Diebold, Inc.	16,100	525,826
NCR Corp. (a)(b)	40,002	1,440,072
NetApp, Inc. (a)	28,500	1,171,920

		3,137,818
Construction & Engineering — 1.1%
Jacobs Engineering Group, Inc. (b)	13,400	793,280
KBR, Inc.	31,200	975,936

		1,769,216
Construction Materials — 0.3%
Martin Marietta Materials, Inc. (a)	5,500	547,800
Consumer Finance — 0.5%
Discover Financial Services	14,500	717,895

Common Stocks	Shares	Value
Containers & Packaging — 2.7%
MeadWestvaco Corp. (a)	19,300	$713,135
Owens-Illinois, Inc.	43,600	1,297,100
Rock Tenn Co., Class A (a)	19,800	2,264,130

		4,274,365
Diversified Consumer Services — 0.9%
Apollo Group, Inc., Class A	47,858	871,973
Regis Corp.	28,609	496,938

		1,368,911
Electric Utilities — 5.5%
Hawaiian Electric Industries, Inc.	63,400	1,690,244
NV Energy, Inc.	84,800	2,003,824
OGE Energy Corp.	44,300	1,656,820
PNM Resources, Inc.	53,800	1,263,224
Westar Energy, Inc. (a)	62,200	2,089,298

		8,703,410
Electrical Equipment — 0.5%
AMETEK, Inc.	18,025	834,197
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. (a)	22,300	1,017,995
Ingram Micro, Inc., Class A (a)(b)	42,615	972,901

		1,990,896
Energy Equipment & Services — 3.6%
Helix Energy Solutions Group, Inc.	39,500	1,002,115
McDermott International, Inc. (a)	93,300	807,045
Oil States International, Inc.	12,500	1,215,375
Patterson-UTI Energy, Inc. (a)	50,500	998,385
Superior Energy Services, Inc.	61,600	1,578,192

		5,601,112
Food Products — 2.7%
Flowers Foods, Inc. (a)	42,250	970,060
Ingredion, Inc.	10,500	705,600
The J.M. Smucker Co. (a)	6,300	708,876
Pinnacle Foods, Inc.	22,500	573,075
Tyson Foods, Inc., Class A	44,009	1,215,529

		4,173,140
Gas Utilities — 1.0%
UGI Corp.	36,900	1,549,431
Health Care Equipment & Supplies — 4.3%
Alere, Inc.	59,301	1,980,653
CareFusion Corp.	65,888	2,541,300
Teleflex, Inc.	28,927	2,297,672

		6,819,625
Health Care Providers & Services — 3.5%
Omnicare, Inc.	63,161	3,334,269
Owens & Minor, Inc.	58,886	2,117,541

		5,451,810
Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	14,334	575,510

MANAGED ACCOUNT SERIES	JULY 31, 2013	15

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Wyndham Worldwide Corp. (a)	17,900	$1,115,170

		1,690,680
Household Durables — 1.5%
Jarden Corp.	16,630	756,166
Lennar Corp., Class A	15,090	511,098
Mohawk Industries, Inc.	4,854	577,578
Taylor Morrison Home Corp., Class A	18,559	449,685

		2,294,527
Household Products — 0.9%
Energizer Holdings, Inc.	13,425	1,366,665
Insurance — 6.4%
Alleghany Corp.	1,369	552,912
American Financial Group, Inc. (a)	12,600	651,294
Arthur J Gallagher & Co. (a)	17,900	794,402
Everest Re Group Ltd.	9,100	1,215,123
Fidelity National Financial, Inc., Class A	30,900	756,432
The Hanover Insurance Group, Inc.	7,400	398,342
HCC Insurance Holdings, Inc.	16,700	743,651
Kemper Corp.	40,500	1,415,475
Old Republic International Corp. (a)	91,000	1,314,950
Protective Life Corp.	16,842	729,764
W.R. Berkley Corp. (a)	33,000	1,398,210

		9,970,555
Internet Software & Services — 0.9%
AOL, Inc.	38,200	1,407,288
IT Services — 0.5%
Amdocs Ltd.	19,000	730,930
Leisure Equipment & Products — 0.8%
Mattel, Inc.	29,100	1,223,073
Machinery — 4.9%
AGCO Corp.	9,800	551,250
Crane Co. (a)	12,324	750,532
Dover Corp.	18,200	1,558,648
Joy Global, Inc.	6,200	306,900
Kennametal, Inc.	16,900	732,446
Parker Hannifin Corp.	15,000	1,549,200
SPX Corp.	15,600	1,191,996
Timken Co. (a)	19,300	1,127,506

		7,768,478
Media — 0.8%
Tribune Co.	19,765	1,249,148
Metals & Mining — 1.5%
Carpenter Technology Corp.	13,800	721,464
Cliffs Natural Resources, Inc. (b)	11,100	216,561
Steel Dynamics, Inc.	92,200	1,434,632

		2,372,657
Multi-Utilities — 1.4%
MDU Resources Group, Inc.	41,700	1,169,268
TECO Energy, Inc.	58,900	1,040,763

		2,210,031
Oil, Gas & Consumable Fuels — 5.3%
Africa Oil Corp.	136,836	1,041,824
Arch Coal, Inc.	79,600	310,440

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Bill Barrett Corp. (b)	52,200	$1,170,324
Oasis Petroleum, Inc.	45,274	1,903,319
SM Energy Co.	31,800	2,185,614
Whiting Petroleum Corp.	33,900	1,744,833

		8,356,354
Pharmaceuticals — 2.7%
Endo Health Solutions, Inc. (a)	46,187	1,776,352
Hospira, Inc. (a)	61,560	2,505,492

		4,281,844
Professional Services — 0.5%
FTI Consulting, Inc.	3,651	136,036
Manpower, Inc. (a)	9,300	621,891

		757,927
Real Estate Investment Trusts (REITs) — 5.6%
American Campus Communities, Inc. (a)(b)	54,475	2,092,385
BioMed Realty Trust, Inc. (b)	71,823	1,483,863
CommonWealth REIT (a)(b)	99,257	2,289,859
Corporate Office Properties Trust	68,707	1,750,654
DuPont Fabros Technology, Inc. (b)	53,807	1,232,718

		8,849,479
Real Estate Management & Development — 1.2%
Forest City Enterprises, Inc., Class A	108,183	1,895,366
Road & Rail — 0.9%
Con-way, Inc. (a)	35,200	1,459,040
Semiconductors & Semiconductor Equipment — 2.4%
Fairchild Semiconductor International, Inc.	28,145	355,190
Microchip Technology, Inc.	21,400	850,436
ON Semiconductor Corp.	121,400	1,000,336
RF Micro Devices, Inc. (b)	210,279	1,091,348
Skyworks Solutions, Inc. (a)(b)	17,400	417,948

		3,715,258
Software — 4.8%
Check Point Software Technologies Ltd. (b)	26,200	1,475,322
Compuware Corp. (a)	42,400	480,816
Electronic Arts, Inc.	38,200	997,784
Informatica Corp. (a)	22,300	851,191
PTC, Inc. (a)	48,800	1,321,504
Synopsys, Inc. (a)	23,500	870,440
TIBCO Software, Inc. (a)	59,900	1,493,906

		7,490,963
Specialty Retail — 4.8%
Abercrombie & Fitch Co., Class A	14,505	723,364
Aeropostale, Inc.	55,974	846,887
American Eagle Outfitters, Inc.	31,937	627,243
Chico’s FAS, Inc.	43,984	753,446
Dick’s Sporting Goods, Inc.	19,400	997,354
Foot Locker, Inc.	16,600	599,758
OfficeMax, Inc.	91,957	1,047,390
Signet Jewelers Ltd.	9,184	671,442
Staples, Inc.	73,900	1,257,778

		7,524,662
Textiles, Apparel & Luxury Goods — 2.2%
Deckers Outdoor Corp. (a)	18,398	1,008,762

16	MANAGED ACCOUNT SERIES	JULY 31, 2013

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Hanesbrands, Inc.	14,114	$895,674
PVH Corp.	11,598	1,528,500

		3,432,936
Thrifts & Mortgage Finance — 1.2%
New York Community Bancorp, Inc.	126,200	1,914,454
Total Long-Term Investments (Cost — $115,302,645) — 98.5%		154,346,874

Short-Term Securities	Beneficial Interest (000)	Value
Money Market Funds — 4.2%
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$6,671	$6,670,717

	Par (000)
Time Deposits — 0.8%
JPMorgan Chase Bank N.A., 0.12%, 8/01/13	1,189	1,188,729
Total Short-Term Securities (Cost — $7,859,446) — 5.0%		7,859,446
Total Investments (Cost — $123,162,091*) — 103.5%		162,206,320
Liabilities in Excess of Other Assets — (3.5)%		(5,522,028)

Net Assets — 100.0%		$156,684,292

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$124,067,226

Gross unrealized appreciation	$40,104,024
Gross unrealized depreciation	(1,964,930)

Net unrealized appreciation	$38,139,094

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2013	Net Activity	Beneficial Interest Held at July 31, 2013	Income
BlackRock Liquidity Series, LLC Money Market Series	$11,718,291	$(5,047,574)	$6,670,717	$3,729

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between

MANAGED ACCOUNT SERIES	JULY 31, 2013	17

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$154,346,874	—	—	$154,346,874
Short-Term Securities:
Money Market Funds	—	$6,670,717	—	6,670,717
Time Deposits	—	1,188,729	—	1,188,729
Total	$154,346,874	$7,859,446	—	$162,206,320

[1] See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$43,141	—	—	$43,141
Liabilities:
Collateral on securities loaned at value	—	$(6,670,717)	—	(6,670,717)
Total	$43,141	$(6,670,717)	—	$(6,627,576)

There were no transfers between levels during the period ended July 31, 2013.

18	MANAGED ACCOUNT SERIES	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 24, 2013